As filed with the Securities and Exchange Commission on May 21, 2001
                                Securities Act of 1933 File No. 333-20637
                         Investment Company Act of 1940 File No. 811-8035

                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                              FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
            Pre-Effective Amendment No.                          [   ]
            Post-Effective Amendment No.   6                     [ X ]
                                 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
            Amendment No.   9                                    [ X ]

                         AFBA 5STAR FUND, INC.
          (Exact Name of Registrant as Specified in Charter)

                            c/o PFPC Inc.
                        400 Bellevue Parkway
                        Wilmington, DE  19809
               (Address of Principal Executive Offices)

                            (800) 243-9865
                     (Registrant's Telephone Number)

                     Mr. John A. Johnson, President
                              c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE  19809
                 (Name and Address of Agent for Service)

                               Copies to:
                        Michael P. O'Hare, Esquire
                  Stradley, Ronon, Stevens & Young, LLP
                         2600 One Commerce Square
                       Philadelphia, PA  19103-7098

It is proposed that this filing will become effective:

    [ ] immediately upon filing pursuant to Paragraph (b) of Rule 485;
    [X] on May 29, 2001 pursuant to Paragraph (b) of Rule 485;
    [ ] 60 days after filing pursuant to Paragraph (a)(1) of Rule 485;
    [ ] on (date) pursuant to Paragraph (a)(1) of Rule 485;
    [ ] 75 days after filing pursuant to Paragraph (a)(2) of Rule 485; or
    [ ] on (date) pursuant to Paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    [ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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                        EXPLANATORY COMMENT

This Post-Effective Amendment No. 6 to the Registration Statement of AFBA 5Star Fund, Inc. (the "Registrant") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 5 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on March 23, 2001.



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                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria and State of Virginia, on the 21st day of May, 2001.

                                   AFBA 5STAR FUND, INC

                                   /s/ John A. Johnson
                                  John A. Johnson

                                  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                          Title                     Date

/s/ C.C. Blanton            Chairman and Director         May 21, 2001
C.C. Blanton


/s/ John A. Johnson         President and Director        May 21, 2001
John A. Johnson


/s/ Monroe W. Hatch, Jr.          Director                May 21, 2001
Monroe W. Hatch, Jr.*


/s/ John C. Kornitzer             Director                May 21, 2001
John C. Kornitzer*


/s/ Henry J. Sechler              Director                May 21, 2001
Henry J. Sechler*


/s/ Louis C. Wagner, Jr.          Director                May 21, 2001
Louis C. Wagner, Jr.*


/s/ Kimberley E. Wooding   Principal Accounting Officer,  May 21, 2001
Kimberley E. Wooding         Chief Financial Officer
                                 and Treasurer


*By:  /s/ C.C. Blanton         Attorney-in-Fact
      C.C. Blanton       (pursuant to power of attorney
                               previously filed.)